Financial Instruments (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	₪ 1,104	[1]	₪ 2,386	[1]	₪ 762	₪ 581
Trade receivables	1,773	[2]	1,915
Other receivables	269	[1]	270
Investments including derivatives	1,780	[1]	596
Total current assets	5,023	[1]	5,335
Non-current assets
Trade and other receivables	470	[1]	493
Total non-current assets	14,352	[1]	15,304
Total assets	19,375	[1]	20,639
Current liabilities
Total current liabilities	6,908	[1]	4,111
Non-current liabilities
Total non-current liabilities	11,703	[1]	13,442
Total liabilities	18,611	[1]	17,553
Unlinked [Member]
Current assets
Cash and cash equivalents	1,058		2,322
Trade receivables	1,732		1,862
Other receivables	92		44
Investments including derivatives	1,613		445
Total current assets	4,495		4,716
Non-current assets
Trade and other receivables	365		372
Investments including derivatives	49		51
Total non-current assets	414		423
Total assets	4,909		5,139
Current liabilities
Debentures, loans and borrowings	3,365		1,213
Trade and other payables	1,382		1,344
Total current liabilities	4,747		2,557
Non-current liabilities
Debentures and bank loans	6,879		9,104
Other liabilities including derivatives
Total non-current liabilities	6,879		9,104
Total liabilities	11,626		11,661
Total exposure in the statement of financial position	(6,717)		(6,522)
Forward transactions	(1,520)		(2,308)
Israeli CPI-linked [Member]
Current assets
Cash and cash equivalents
Trade receivables	22		36
Other receivables	136		154
Investments including derivatives	56		32
Total current assets	214		222
Non-current assets
Trade and other receivables	105		121
Investments including derivatives
Total non-current assets	105		121
Total assets	319		343
Current liabilities
Debentures, loans and borrowings	632		645
Trade and other payables	53		56
Total current liabilities	685		701
Non-current liabilities
Debentures and bank loans	2,758		3,333
Other liabilities including derivatives	95		159
Total non-current liabilities	2,853		3,492
Total liabilities	3,538		4,193
Total exposure in the statement of financial position	(3,219)		(3,850)
Forward transactions	1,350		1,994
Foreign Currency Linked [Member]
Current assets
Cash and cash equivalents	46		64
Trade receivables	19		17
Other receivables
Investments including derivatives	110		119
Total current assets	175		200
Non-current assets
Trade and other receivables
Investments including derivatives	41		67
Total non-current assets	41		67
Total assets	216		267
Current liabilities
Debentures, loans and borrowings
Trade and other payables	166		237
Total current liabilities	166		237
Non-current liabilities
Debentures and bank loans
Other liabilities including derivatives	5		10
Total non-current liabilities	5		10
Total liabilities	171		247
Total exposure in the statement of financial position	45		20
Forward transactions	₪ 170		₪ 314

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.
[2]	The amount of trade receivables is stated net of the provision for doubtful debts.